NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 349                                                       952


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RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: July 21, 1997
4.97 - 5.17%
ESTIMATED LONG-TERM RETURN:
4.93 - 5.19%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    27.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.39 to $99.36 depending on the purchase amount
Cusip           6710A7 101 monthly payment plan
Numbers         6710A7 119 quarterly payment plan
                6710A7 127 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Alabama                10.6  %          Colorado               10.5  %          Illinois               23.0  %
New York               14.0             North Dakota           10.6             Pennsylvania           20.5
Rhode Island           10.8

MATURITY DATES (Description of Chart)
2019-20                                            10.0%
2021-22                                            20.0%
2023-24                                            28.5%
2025-26                                            21.5%

2027+                                              20.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 07/18/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.97%
     Tax Equivalent Yield                          7.77%

Treasury Bonds
     Yield                                         6.50%
     Tax Equivalent Yield                          6.84%

Corporate Bonds
     Yield                   7.20%

 *COMPARES TRUST AS OF 07/18/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 07/17/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
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 $   750,000  Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997-A,              AAA   Aaa
              5.625% Due 2/1/22.                                                          2007 at 101
     750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.60% Due 11/15/20.                                                  2005 at 102
     750,000  Illinois Educational Facilities Authority, Revenue Bonds, Illinois Wesleyan              AAA   Aaa
              University, Series 1997, 5.65% Due 9/1/26.                                  2007 at 102
     860,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26.                                  2007 at 102
     750,000  Dormitory Authority of the State of New York, Mental Health Services                     AAA   Aaa
              Facilities Improvement Revenue Bonds, Series 1997B, 5.625% Due 2/15/21.
              (Original issue discount bonds delivered on or about March 27, 1997 at a
              price of 94.659% of principal amount.)(General Obligation Bonds.)           2007 at 102
     250,000  New York City, New York, Municipal Water Finance Authority, Water and Sewer              AAA   Aaa
              System Revenue Bonds, Fiscal 1996 Series A, 5.50% Due 6/15/23. (Original
              issue discount bonds delivered on or about August 16, 1995 at a price of
              88.954% of principal amount.)                                               2005 at 100
     750,000  City of Grand Forks, North Dakota, Sales Tax Revenue Bonds (The Aurora                   AAA   Aaa
              Project), Series 1997A, 5.625% Due 12/15/29.                                2007 at 100
     750,000  Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer               AAA   Aaa
              Revenue Bonds, Series of 1997, 5.375% Due 12/1/24. (When issued.)           2007 at 102
     750,000  Dauphin County General Authority (Pennsylvania), Health System Revenue                   AAA   Aaa
              Bonds, Series of 1997 (Pinnacle Health System Project), 5.50% Due 5/15/27.  2007 at 101
     750,000  Rhode Island Health and Educational Building Corporation, Hospital                       AAA   Aaa
              Financing Revenue Bonds, Lifespan Obligated Group Issue, Series 1996, 5.75%
              Due 5/15/23.                                                                2007 at 102
     390,000  Bellevue Convention Center Authority, King County, Washington, Special                   AAA   Aaa
              Obligation Revenue and Refunding Bonds, Series 1994, 0.00% Due 2/1/23.
              (Original issue discount bonds delivered on or about November 30, 1994 at a
              price of 12.567% of principal amount.)(General Obligation Bonds.)           No Optional
                                                                                              Call
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 $ 7,500,000  TOTAL          11 BONDS FROM 8 STATES.

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 07/18/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.39     4.90 %      4.97%   4.93%   5.00%   4.96%   5.02%   4.98 %
 500 / $50,000              102.23     4.75        4.98    4.94    5.01    4.97    5.03    4.99
 1,000 / $100,000           101.96     4.50        4.99    4.96    5.02    4.99    5.04    5.01
 2,500 / $250,000           101.69     4.25        5.00    4.97    5.03    5.00    5.05    5.02
 5,000 / $500,000           100.90     3.50        5.04    5.03    5.07    5.06    5.09    5.08
 10,000 / $1,000,000        100.38     3.00        5.07    5.06    5.10    5.10    5.12    5.12
 25,000 / $2,500,000         99.87     2.50        5.09    5.10    5.13    5.13    5.15    5.15
 50,000 / $5,000,000         99.36     2.00        5.12    5.14    5.15    5.17    5.17    5.19

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.97  % 6.90%   7.20%   7.77%   8.23%
         4.98    6.92    7.22    7.78    8.25
         4.99    6.93    7.23    7.80    8.26
         5.00    6.94    7.25    7.81    8.28
         5.04    7.00    7.30    7.88    8.34
         5.07    7.04    7.35    7.92    8.39
         5.09    7.07    7.38    7.95    8.43
         5.12    7.11    7.42    8.00    8.48

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .5652
 Monthly plan           10/15/97       .4239   $ 5.0878
 Quarterly plan         11/15/97       .8532
                         2/15/98      1.2798     5.1198
 Semi-annual plan       11/15/97       .8562
                         5/15/98      2.5686     5.1388
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.43 =  97.627
 investment       offering price     # of units
 (as of           and accrued        purchased
 07/18/97)        interest
 97.627       X   $5.0878        =   $496.71
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)